Related party transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Balances payable to related parties are as follows:

	As of March 31,
	2025				2026
	Others		Total		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	2,349.0	Rs.	2,349.0	Rs.	3,154.1	Rs.	3,154.1	US$	33.6
Balances in interest-bearing deposits		462.6		462.6		2,427.6		2,427.6		25.9
Accrued expenses and other liabilities		110.8		110.8		—		—		—

Total	Rs.	2,922.4	Rs.	2,922.4	Rs.	5,581.7	Rs.	5,581.7	US$	59.5

Balances receivable from related parties are as follows:

	As of March 31,
	2025				2026
	Others		Total		Others		Total		Total
	(In millions)
Loans	Rs.	28.2	Rs.	28.2	Rs.	20.0	Rs.	20.0	US$	0.2
Other assets		1,713.7		1,713.7		1,419.5		1,419.5		15.1
Investments available for sale securities		28,498.1		28,498.1		28,449.4		28,449.4		303.2

Total	Rs.	30,240.0	Rs.	30,240.0	Rs.	29,888.9	Rs.	29,888.9	US$	318.5

Included in the determination of net income are the following significant transactions with related parties:

	Fiscal year ended March 31,
	2024			2025			2026
	Principal owner	Others	Total	Principal owner	Others	Total	Principal owner	Others	Total	Total
	(In millions)
Non-interest revenue - Fees and commissions	Rs. 1,670.2	Rs. 8,205.3	Rs. 9,875.5	Rs. —	Rs. 6,996.6	Rs. 6,996.6	Rs. —	Rs. 6,824.6	Rs. 6,824.6	US$	72.7
Interest and dividend revenue	—	3,242.9	3,242.9	—	732.0	732.0	—	1,097.9	1,097.9		11.7
Interest expense - Deposits	(30.6)	(115.4)	(146.0)	—	(29.0)	(29.0)	—	(31.5)	(31.5)		(0.3)
Non-interest expense - Administrative and other	(2,424.6)	(4,140.1)	(6,564.7)	—	(2,179.8)	(2,179.8)	—	(3,546.7)	(3,546.7)		(37.8)
Non-interest expense - Premises and equipment	(0.5)	(1.2)	(1.7)	—	(1.2)	(1.2)	—	(1.2)	(1.2)		—
Interest expense - Others	—	(514.7)	(514.7)	—	(856.4)	(856.4)	—	(866.9)	(866.9)		(9.2)
Non-interest revenue - Others	—	78.0	78.0	—	—	—	—	2.1	2.1		—